UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company Act File Number: 811-22746

American Funds Inflation Linked Bond Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive,

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: November 30

Date of reporting period: July 1, 2012 - June 30, 2013

Courtney R. Taylor

American Funds Inflation Linked Bond Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Proxy Voting Record

The Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS INFLATION LINKED BOND FUND

(Registrant)

By /s/ David A. Hoag
David A. Hoag, President and Principal Executive Officer

Date: August 27, 2013